INVENTORY (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 1,726	$ 1,614
Work-in-process	1,034	1,038
Finished goods	1,961	1,576
Total inventory	$ 4,721	$ 4,227